Income Taxes - Components of Tax Provision (Recovery) (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Major components of tax expense (income) [abstract]
Current	$ 0	$ 0
Deferred	298	(568)
Tax provision (recovery)	$ 298	$ (568)